Note 4 - Loans and Allowance for Loan Losses (Details) - Allowance for Loan Losses - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for Loan Losses:
Beginning balance	$ 3,634		$ 5,066	$ 5,011	$ 4,922				$ 4,736	$ 4,846	$ 4,922	$ 4,922	$ 4,736
Provisions	50	$ 0	75	90	25	$ 150	$ 100	$ 225	250	50	115	190	725
Charge-offs	(125)			(93)						(1,382)	(226)	(620)	(892)
Recoveries	41			58						86	255	354	353
Ending balance	3,600	4,846		5,066	5,011	4,922				3,600	5,066	4,846	4,922
Ending allowance balance attributable to loans:
Allowance individually evaluated for impairment														$ 93	$ 1,351	$ 1,529
Allowance collectively evaluated for impairment														3,507	3,495	3,393
Ending allowance balance attributable to loans	$ 3,600	4,846	$ 5,066	$ 5,011	5,011	4,922			4,736	3,600	5,066	4,846	4,922	3,600	4,846	4,922
Recorded Investment in Loans:
Loans individually evaluated for impairment														3,382	5,039	6,920
Loans collectively evaluated for impairment														300,050	301,446	287,558
Recorded Investment in Loan														$ 303,432	306,485	294,478
Residential Mortgage Segment [Member]
Allowance for Loan Losses:
Beginning balance					811				922	609	811	811	922
Provisions												(69)	182
Charge-offs												(140)	(353)
Recoveries												7	60
Ending balance		609				811						609	811
Ending allowance balance attributable to loans:
Allowance individually evaluated for impairment															47	112
Allowance collectively evaluated for impairment															562	699
Ending allowance balance attributable to loans		609			811	811			922	609	811	811	811		609	811
Recorded Investment in Loans:
Loans individually evaluated for impairment															1,411	2,040
Loans collectively evaluated for impairment															105,685	105,468
Recorded Investment in Loan															107,096	107,508
Land Segment [Member]
Allowance for Loan Losses:
Beginning balance					152				71	201	152	152	71
Provisions												49	83
Charge-offs												0	(2)
Recoveries												0	0
Ending balance		201				152						201	152
Ending allowance balance attributable to loans:
Allowance individually evaluated for impairment															0	0
Allowance collectively evaluated for impairment															201	152
Ending allowance balance attributable to loans		201			152	152			71	201	152	152	152		201	152
Recorded Investment in Loans:
Loans individually evaluated for impairment															16	120
Loans collectively evaluated for impairment															11,064	10,240
Recorded Investment in Loan															11,080	10,360
Residential Construction Segment [Member]
Allowance for Loan Losses:
Beginning balance					63				0	60	63	63	0
Provisions												(3)	63
Charge-offs												0	0
Recoveries												0	0
Ending balance		60				63						60	63
Ending allowance balance attributable to loans:
Allowance individually evaluated for impairment															0	0
Allowance collectively evaluated for impairment															60	63
Ending allowance balance attributable to loans		60			63	63			0	60	63	63	63		60	63
Recorded Investment in Loans:
Loans individually evaluated for impairment															0	0
Loans collectively evaluated for impairment															8,463	9,018
Recorded Investment in Loan															8,463	9,018
Commercial Real Estate Portfolio Segment [Member]
Allowance for Loan Losses:
Beginning balance					1,284				1,310	1,501	1,284	1,284	1,310
Provisions												211	47
Charge-offs												0	(90)
Recoveries												6	17
Ending balance		1,501				1,284						1,501	1,284
Ending allowance balance attributable to loans:
Allowance individually evaluated for impairment															11	145
Allowance collectively evaluated for impairment															1,490	1,139
Ending allowance balance attributable to loans		1,501			1,284	1,284			1,310	1,501	1,284	1,284	1,284		1,501	1,284
Recorded Investment in Loans:
Loans individually evaluated for impairment															1,819	2,586
Loans collectively evaluated for impairment															76,661	74,080
Recorded Investment in Loan															78,480	76,666
Commercial Portfolio Segment [Member]
Allowance for Loan Losses:
Beginning balance					1,446				1,223	1,480	1,446	1,446	1,223
Provisions												23	169
Charge-offs												(6)	(20)
Recoveries												17	74
Ending balance		1,480				1,446						1,480	1,446
Ending allowance balance attributable to loans:
Allowance individually evaluated for impairment															1,293	1,259
Allowance collectively evaluated for impairment															187	187
Ending allowance balance attributable to loans		1,480			1,446	1,446			1,223	1,480	1,446	1,446	1,446		1,480	1,446
Recorded Investment in Loans:
Loans individually evaluated for impairment															1,642	1,898
Loans collectively evaluated for impairment															26,764	20,105
Recorded Investment in Loan															28,406	22,003
Home Equity And Second Mortgage [Member]
Allowance for Loan Losses:
Beginning balance					877				919	720	877	877	919
Provisions												(195)	4
Charge-offs												(154)	(90)
Recoveries												192	44
Ending balance		720				877						720	877
Ending allowance balance attributable to loans:
Allowance individually evaluated for impairment															0	13
Allowance collectively evaluated for impairment															720	864
Ending allowance balance attributable to loans		720			877	877			919	720	877	877	877		720	877
Recorded Investment in Loans:
Loans individually evaluated for impairment															151	276
Loans collectively evaluated for impairment															37,974	34,993
Recorded Investment in Loan															38,125	35,269
Consumer Portfolio Segment [Member]
Allowance for Loan Losses:
Beginning balance					289				291	275	289	289	291
Provisions												174	177
Charge-offs												(320)	(337)
Recoveries												132	158
Ending balance		275				289						275	289
Ending allowance balance attributable to loans:
Allowance individually evaluated for impairment															0	0
Allowance collectively evaluated for impairment															275	289
Ending allowance balance attributable to loans		$ 275			$ 289	$ 289			$ 291	$ 275	$ 289	$ 289	$ 289		275	289
Recorded Investment in Loans:
Loans individually evaluated for impairment															0	0
Loans collectively evaluated for impairment															34,835	33,654
Recorded Investment in Loan															$ 34,835	$ 33,654